Shareholder Report, Line Graph (Details) 197770_STF Tactical Growth ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	May 18, 2022	Mar. 31, 2026
STF Tactical Growth ETF
Account Value [Line Items]
Line Graph and Table Measure Name					STF Tactical Growth ETF NAV
Accumulated Value	$ 13,272	$ 13,038	$ 10,043	$ 10,000	$ 16,225
S&P 500 TR_ [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 TR
Accumulated Value	14,949	13,809	10,632	10,000	$ 17,610
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg US Aggregate Bond Index
Accumulated Value	10,577	10,085	9,916	10,000	$ 11,037
60% S&P 500 /40% Bloomberg US Aggregate Blend [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					60% S&P 500 /40% Bloomberg US Aggregate Blend
Accumulated Value	$ 13,095	$ 12,237	$ 10,373	$ 10,000	$ 14,713